Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income/(Loss)
Loss for the period	SFr (54,233)	SFr (70,753)	SFr (72,996)
Items that may be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	(61)	10	0
Items that will not to be reclassified to income or loss in subsequent periods (net of tax):
Remeasurement gains/(losses) on defined-benefit plans (net of tax)	(1,669)	4,426	956
Other comprehensive income/(loss)	(1,730)	4,436	956
Total comprehensive loss, net of tax	SFr (55,963)	SFr (66,317)	SFr (72,040)